RAINIER
         INVESTMENT
         MANAGEMENT              Annual Report
        Mutual Funds
                                     audited

                                 March 31, 1998





                                   Small/Mid Cap Equity Portfolio

                         Core Equity Portfolio

               Balanced Portfolio

     Intermediate Fixed Income Portfolio

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................  2

COMMENTS FROM
INVESTMENT ADVISOR ........................................................  3

PORTFOLIO INVESTMENT RETURNS
   Small/Mid Cap Equity Portfolio .........................................  4
   Core Equity Portfolio ..................................................  5
   Balanced Portfolio .....................................................  6
   Intermediate Fixed Income Portfolio ....................................  7

SCHEDULES OF INVESTMENTS
   Small/Mid Cap Equity Portfolio .........................................  8
   Core Equity Portfolio .................................................. 11
   Balanced Portfolio ..................................................... 15
   Intermediate Fixed Income Portfolio .................................... 20

STATEMENTS OF
ASSETS AND LIABILITIES .................................................... 22

STATEMENTS OF OPERATIONS .................................................. 23

STATEMENTS OF CHANGES
IN NET ASSETS ............................................................. 24

FINANCIAL HIGHLIGHTS ...................................................... 26

NOTES TO FINANCIAL STATEMENTS ............................................. 30

INDEPENDENT AUDITORS' REPORT .............................................. 32

DIRECTORY OF FUNDS'
SERVICE PROVIDERS ......................................................... 32

INDEX DESCRIPTIONS ........................................................ 33


                                    RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  Mutual Funds

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                 (800) 248-6314


This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

                             LETTER TO SHAREHOLDERS

   Dear Shareholders,

   As Chairman of the Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the four Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the "Annual Report," contains audited financial statements for the fiscal year ending March 31, 1998. The audit of the financial statements was performed by KPMG Peat Marwick LLP.

   As you review this Report, you will find commentary describing the general environment of the equity and fixed-income capital markets for the fiscal year ending March 31, 1998. Also, you will see commentaries for each of the four Portfolios, which cover the last six months, followed by investment total returns. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

   This past year has been a very exciting one. Stock market returns continue to be unprecedented, with returns in our Small/Mid Cap and Core Equity Portfolios reaching nearly 50%. In May we celebrated the three-year anniversary of the Funds, and received 5-Star Ratings from Morningstar in both of the equity funds. The national media has not forgotten us, either, with recognition in numerous publications including Mutual Funds, Kiplinger's, The Wall Street Journal, Investor's Business Daily, U.S. News & World Report, Money, The Value Line Mutual Fund Survey, Forbes, Los Angeles Times, Barron's, Louis Rukeyser's Wall Street, and many others.

   I am very pleased to report to you that the Funds continue to operate to our satisfaction on all fronts. Asset growth has been strong but steady. New shareholder growth has been robust, with over 30,000 shareholders now invested in the Funds. Just after the close of the fiscal year we announced the limitation of new shareholders into the Small/Mid Cap Equity Portfolio. Only investors who currently own shares of the Small/Mid Cap Equity Portfolio may continue to purchase shares in their existing accounts. We believe that this limitation is in the best interest of our current shareholders. Our long-standing philosophy is that this pre-emptive measure will allow our investment managers the best opportunity to achieve excellent performance over the long term. Our other three Portfolios remain open to all investors.

   If you have any ideas that can help us improve our service to you, please call us. Thank you again for your investment in the Rainier Investment Management Mutual Funds. We look forward to the continued challenge and opportunity to meet your investment needs.

                                      Sincerely,


                                      /s/ J. Glenn Haber
                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds
2

                        COMMENTS FROM INVESTMENT ADVISOR

   About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing $5.3 billion of discretionary assets for primarily institutional clients.

                                Equity Comments

   For equity investors, the year ending March 31, 1998, was extraordinary by every measure. Powered by the twin forces of strong earnings and low inflation, the Standard & Poor's 500 Index rose 48%, one of the best twelve-month periods in history. Concern about the potential negative impact from turmoil in Asian financial markets triggered some selling pressure in the third and fourth quarters of 1997. Confidence returned in the first quarter of 1998, and stocks finished the period within a whisker of all-time highs.

   From many perspectives, the American economy is in the best overall shape in decades. Inflation remains subdued, profitability levels are high, unemployment is low and consumer confidence is buoyant. Large-scale mergers are reshaping American business, positioning companies to compete and prosper in a global economy. We have been surprised by the continued surge in stock prices, however, and wonder if stock "euphoria" has caused prices to get ahead of fundamentals.

   It is not surprising that equity investors are enthusiastic - for the past ten years the average annual return has been nearly 19%, far above the long-term average of 11%. Nonetheless, we are uncomfortable with the "growth at any price" attitude that has crept into the market. As the market has moved ever higher, we have reached our price targets in numerous stocks, especially the leading large-cap names. Looking forward, mid-cap stocks appear to offer excellent opportunity; both the Core and Balanced Portfolios have meaningful exposure to these liquid, but less known companies. We think this is a prudent strategy in the context of the elevated level of the market, and one that will reward our shareholders.

James R. Margard, CFA;  David A. Veterane, CFA;
Peter M. Musser, CFA;  Mark H. Dawson, CFA

                             Fixed Income Comments

   The performance of the economy during the year ending March 31, 1998, was little short of awesome! GDP growth registered the highest rate in ten years, the private sector created three million new jobs, unemployment levels fell to a 27-year low, and inflation fell to a 35-year low of under 1.3%. During the year, the Federal Reserve Board continued its bias toward higher interest rates, yet did not act again after an initial hike of 25 basis points in March 1997. It has actually been the bond market itself that has done the "heavy lifting" for now by re-pricing itself in anticipation of the actual event.

   The yield curve flattened over the course of the year, held up at the short end by monetary policy. Longer maturities reacted to benign inflation and high real interest rates with a rally that brought rates down 3/4-1 1/4% overall. Buyers tended to venture out on the credit curve to capture incremental yield in this low interest rate environment, and the credit rating agencies were generous with upgrades.

   The uncertainty over the impact of Asia's woes on the U.S. economy added fuel to the fire as investors purchased Treasuries in a flight to quality. America was the place to invest. Accelerating tax receipts, thanks in part to a strong stock market and tight labor markets, have led to the expectation of a budget surplus and a scarcity of bonds due to reduced issuance.

   Going forward, the continuing good times may raise some concern for the Fed, which would prefer to be "pre-emptive" in containing growth. Bonds may become range bound at slightly higher rate levels, but will still offer competitive returns in the marketplace.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS


                         Small/Mid Cap Equity Portfolio

   Objective: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

   Commentary: The Small/Mid Cap Equity Portfolio returned 11.9% for the six months ending March 31, modestly ahead of the Russell Midcap(TM) Index and well ahead of the Russell 2000(R) Index. Small-cap stocks, after performing well in the middle of last year, declined more in the final quarter of 1997 and recovered less in the first quarter of 1998 compared to large-cap issues. The Portfolio overcame lackluster performance in small stocks by being overweighted in mid-caps and through adept trading and stock selection. Positions that delivered particularly strong results included Crestar Financial, Hartford Life, Forest Labs, Cognizant, Herman Miller, Parametric Technology and Century
Telephone. The "bull case" for secondary stocks is still intact; similar earnings growth can be found at much lower prices. Still, investors have preferred the liquidity and familiarity of large-cap shares, and have not shown an inclination to re-allocate equities towards smaller companies. At some point, we think this will occur. Currently, approximately two thirds of the Fund is invested in mid-caps and one third in small-caps.

COMPARISON OF CHANGE IN VALUE OF $10,000

                       SMALL/MID CAP    RUSSELL       RUSSELL       CONSUMER
                           EQUITY      MIDCAP(TM)     2000(R)        PRICE
                         PORTFOLIO       INDEX         INDEX         INDEX

05/10/94                  $10,000       $10,000       $10,000       $10,000
03/31/95                   11,938        11,261        11,495        10,272
03/31/96                   16,520        15,190        14,539        10,563
03/31/97                   18,197        16,185        14,611        10,855
03/31/98                   28,138        23,327        20,750        11,004


Total Returns                                                                  Inception
for Periods Ending March 31, 1998   3 Months   6 Months   1 Year   3 Years*   to 3/31/98*
-----------------------------------------------------------------------------------------
Small/Mid Cap Equity Portfolio        11.0%      11.9%     48.7%    33.1%         30.5%
-----------------------------------------------------------------------------------------
Russell Midcap(TM) Index              10.8       12.0      44.1     27.5          24.3
-----------------------------------------------------------------------------------------
Russell 2000(R) Index                 10.1        6.4      42.0     24.4          20.6
-----------------------------------------------------------------------------------------
Consumer Price Index                   0.6        0.6       1.4      2.4           2.5
-----------------------------------------------------------------------------------------

                                    *Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth or less than their original cost.
4

                             Core Equity Portfolio

   Objective: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

   Commentary: The Core Equity Portfolio generated a return of 15.7% for the six months ending March 31, but lagged the 17.2% increase in the Standard & Poor's 500 Index. Market leadership came primarily from "big" stocks. Large-cap shares that contributed to gains in the Portfolio included Disney, Lucent, Ford, United Technologies and Worldcom. Sector performance was spread fairly evenly, with the best results coming from consumer cyclicals such as Mohawk Industries, Tommy Hilfiger and Staples. The energy sector, hit by a sharp decline in crude oil prices in the first quarter, was the weakest group. Although we maintain exposure to all economic sectors of the market, our holdings in particular industries vary considerably. In the technology group, for example, we have limited direct exposure to the personal computer industry (with the notable exception of Microsoft). In the financial sector, our weightings in bank stocks have declined in favor of consumer finance, thrifts and specialty insurance issues. With a skeptical view towards the valuation level of mega-cap stocks, we are maintaining an above-average exposure to mid-cap issues.

COMPARISON OF CHANGE IN VALUE OF $10,000

                       CORE EQUITY     STANDARD & POOR'S      CONSUMER
                        PORTFOLIO       500 STOCK INDEX      PRICE INDEX

05/10/94                 $10,000            $10,000            $10,000
03/31/95                  11,787             11,495             10,272
03/31/96                  16,341             15,190             10,563
03/31/97                  19,263             18,186             10,855
03/31/98                  28,826             26,915             11,004

Total Returns                                                                  Inception
for Periods Ending March 31, 1998   3 Months   6 Months   1 Year   3 Years*   to 3/31/98*
-----------------------------------------------------------------------------------------
Core Equity Portfolio                 13.2%      15.7%     49.6%    34.7%         31.3%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index     13.9       17.2      48.0     32.8          29.0
-----------------------------------------------------------------------------------------
Russell 1000(R) Index                 13.4       16.8      48.3     32.4          28.5
-----------------------------------------------------------------------------------------
Consumer Price Index                   0.6        0.6       1.4      2.4           2.5
-----------------------------------------------------------------------------------------

                                    *Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth or less than their original cost.

                              Balanced Portfolio

   Objective: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

   Commentary: The Balanced Portfolio was a steadfast performer over the last six months, rising 11.9%. The equity strategy in the Portfolio is the same as that of the Core Equity Portfolio. The fixed-income component is invested in high-quality, intermediate-term corporate and U.S. Government issues. Results were again paced by the equity component of the Portfolio. Disney, SBC Communications, Northern Telecom, Merck and Fleet Financial were among the stocks that delivered particularly notable results. Mid-cap stocks that fared well included Washington Mutual, Sysco and Sylvan Learning Systems. Interest rates declined moderately in the final three months of 1997, but were little changed in the first quarter of 1998. As a result, fixed-income returns were largely limited to "coupon" income. The stock exposure in the Portfolio at the end of March was at the upper end of its policy range of 35%-65%. The Balanced Portfolio continues to offer investors significant exposure to stocks with less risk than a pure equity fund. At year-end the asset mix of the Portfolio was 67% stocks, 28% bonds and 5% cash.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                    STANDARD &
                       BALANCED     POOR'S 500      BALANCED     CONSUMER
                       PORTFOLIO    STOCK INDEX      INDEX      PRICE INDEX

05/10/94                $10,000       $10,000       $10,000       $10,000
03/31/95                 11,223        11,495        11,034        10,272
03/31/96                 14,094        15,190        13,241        10,563
03/31/97                 15,762        18,186        15,044        10,855
03/31/98                 21,209        26,915        18,896        11,004

Total Returns                                                                  Inception
for Periods Ending March 31, 1998   3 Months   6 Months   1 Year   3 Years*   to 3/31/98*
-----------------------------------------------------------------------------------------
Balanced Portfolio                     9.2%      11.9%     34.6%    23.6%         21.3%
-----------------------------------------------------------------------------------------
Balanced Index (50/40/10)              7.6       10.3      27.3     19.7          17.8
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index     13.9       17.2      48.0     32.8          29.0
-----------------------------------------------------------------------------------------
Lehman Brothers Govt./Corp.
  Intermediate Bond Index              1.6        3.7       9.7      8.0           7.7
-----------------------------------------------------------------------------------------
Consumer Price Index                   0.6        0.6       1.4      2.4           2.5
-----------------------------------------------------------------------------------------

                                    *Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.
6

                      Intermediate Fixed Income Portfolio

   Objective: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

   Commentary: The bond market continued to be volatile during the period between September 1997 and March 1998 as yields reacted first to global concerns, and then focused once again upon the continuing strength of the U.S. domestic economy. Interest rates fell through mid-January as investors sought the safe haven of U.S. dollar-denominated assets. The growing evidence of a budget surplus leading to less debt issuance fueled the fire. But then some questions were raised about whether or not the Federal Reserve Board may have to slow down this freight train of good times. With rates well below 6% and with little incentive to take maturity extension risk, some profits were taken and yields retraced half of the downward movement, ending 1/4% to 1/2% below September levels. The Portfolio continued to avoid the rich ten-year sector and concentrated on yield inversions in seven- and eight-year maturities and generous incremental returns in three- to five-year corporate issues. Interest rates may be range bound at slightly higher levels going forward, and we will emphasize quality and liquidity in Portfolio construction.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                                 LEHMAN
                         INTERMEDIATE     GOVERNMENT/CORPORATE     CONSUMER
                         FIXED INCOME         INTERMEDIATE          PRICE
                          PORTFOLIO            BOND INDEX           INDEX

05/10/94                   $10,000              $10,000            $10,000
03/31/95                    10,492               10,607             10,272
03/31/96                    11,421               11,622             10,563
03/31/97                    11,803               12,180             10,855
03/31/98                    12,880               13,358             11,004

Total Returns                                                                  Inception
for Periods Ending March 31, 1998   3 Months   6 Months   1 Year   3 Years*   to 3/31/98*
-----------------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio   1.4%       3.7%      9.1%     7.1%          6.7%
-----------------------------------------------------------------------------------------
Lehman Brothers Govt./Corp.
  Intermediate Bond Index             1.6        3.7       9.7      8.0           7.7
-----------------------------------------------------------------------------------------
91-Day Treasury Bill Index            1.3        2.6       5.3      5.4           5.3
-----------------------------------------------------------------------------------------
Consumer Price Index                  0.6        0.6       1.4      2.4           2.5
-----------------------------------------------------------------------------------------

                                     *Annualized return. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                            SCHEDULES OF INVESTMENTS

                         Small/Mid Cap Equity Portfolio

March 31, 1998

COMMON STOCKS
(97.79%)                                                  Shares         Value
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (2.90%)

Air Transportation (0.80%)
Expeditors International
of Washington Inc.*                                       17,000   $    728,875
Southwest Airlines Co.                                   114,713      3,391,188
                                                                   ------------
  Total Air Transportation                                            4,120,063
                                                                   ------------
Auto Parts/Original Equipment (1.30%)
Arvin Industries Inc.                                     86,950      3,559,516
Mascotech Inc.                                           136,600      3,150,338
                                                                   ------------
  Total Auto Parts/
  Original Equipment                                                  6,709,854
                                                                   ------------
Auto Trucks and Parts (0.10%)
Paccar Inc.                                                9,975        594,136
                                                                   ------------
Truckers (0.70%)
U.S. Freightways Corp.                                   100,000      3,600,000
                                                                   ------------
TOTAL AUTOS AND
TRANSPORTATION                                                       15,024,053
                                                                   ------------
CONSUMER DISCRETIONARY (14.00%)

Consumer Electronics (0.65%)
Brightpoint Inc.*                                        193,900      3,332,656
                                                                   ------------
Cosmetics (0.52%)
Windmere-Durable Holdings*                               102,150      2,655,900
                                                                   ------------
Education Services (0.73%)
Sylvan Learning Systems Inc.*                             79,850      3,762,931
                                                                   ------------
Leisure Time (0.88%)
Action Performance Cos. Inc.*                            128,325      4,515,436
                                                                   ------------
Restaurants (0.50%)
ShowBiz Pizza Time Inc.*                                  79,200      2,638,350
                                                                   ------------
Retail (6.38%)
Consolidated Stores Corp.*                                40,000      1,717,500
General Nutrition Companies Inc.*                        123,325      4,902,169
Gymboree Corp.*                                          162,775      4,211,803
Intimate Brands Inc.                                     120,350      3,256,972
Pacific Sunwear Of California*                           101,700      4,220,550
Staples Inc.*                                            201,475      4,671,702

The Men's Wearhouse Inc.*                                143,000   $  5,291,000
Williams-Sonoma Inc.*                                     46,300      2,679,613
Zale Corp.*                                               65,000      1,876,875
                                                                   ------------
  Total Retail                                                       32,828,184
                                                                   ------------
Services/Commercial (0.52%)
Cognizant Corp.                                           46,450      2,665,069
                                                                   ------------
Shoes (0.43%)
The Timberland Co.*                                       31,200      2,230,800
                                                                   ------------
Textile Apparel Manufacturer (3.10%)
North Face Inc.*                                         163,975      3,976,394
St. John Knits Inc.                                       77,950      3,683,138
Tommy Hilfiger Corp.*                                    139,080      8,353,493
                                                                   ------------
  Total Textile Apparel Manufacturer                                 16,013,025
                                                                   ------------
Toys (0.29%)
Cannondale Corp.*                                         89,475      1,481,930
                                                                   ------------
TOTAL CONSUMER
DISCRETIONARY                                                        72,124,281
                                                                   ------------
CONSUMER STAPLES (6.80%)

Beverage: Brewers (Wine) (0.70%)
Canandaigua Brands Inc.*                                  63,825      3,646,003
                                                                   ------------
Foods (6.10%)
Corn Products International Inc.*                         69,950      2,509,456
Dean Foods Co.                                           104,900      5,277,781
Dole Food Co. Inc.                                        68,475      3,312,478
Earthgrains Co.                                           63,450      2,803,697
Flowers Industries Inc.                                  197,650      4,632,422
McCormick and Co. Inc.                                   118,150      3,810,338
Sysco Corp.                                              114,700      2,939,188
The Quaker Oats Co.                                      108,156      6,191,931
                                                                   ------------
  Total Foods                                                        31,477,291
                                                                   ------------
TOTAL CONSUMER STAPLES                                               35,123,294
                                                                   ------------
FINANCIAL SERVICES (16.71%)

Banks/Outside New York City (2.55%)
Crestar Financial Corp.                                   98,550      5,826,769
North Fork Bancorporation Inc.                            98,450      3,802,631
Prime Bancshares Inc.                                     48,050      1,231,281
UnionBanCal Corp.                                         23,200      2,314,200
                                                                   ------------
  Total Banks/Outside New York City                                  13,174,881
                                                                   ------------
See Accompanying Notes to Financial Statements.
8

Diversified Financial Services (0.32%)
Liberty Financial Co. Inc.                                42,225   $  1,670,527
                                                                   ------------
Finance Companies (1.29%)
Firstplus Financial Group Inc.*                          158,812      6,670,104
                                                                   ------------
Financial/Miscellaneous (0.74%)
Executive Risk Inc.                                       53,350      3,801,188
                                                                   ------------
Insurance/Life (2.92%)
AmerUs Life Holdings Inc.                                111,150      3,598,481
Hartford Life Inc.                                       176,950      8,239,234
Reliastar Financial Corp.                                 70,450      3,245,103
                                                                   ------------
  Total Insurance/Life                                               15,082,818
                                                                   ------------
Insurance/Multi-Line (0.70%)
Hartford Financial Services Group                         33,425      3,626,613
                                                                   ------------
Insurance/Property and Casualty (2.77%)
Everest Reinsurance Holdings Inc.                        153,700      6,320,913
Orion Capital Corp.                                       50,050      2,737,109
Stirling Cooke Brown Holdings Ltd.                        65,250      1,729,125
W.R. Berkley Corp.                                        74,212      3,515,794
                                                                   ------------
  Total Insurance/Property and Casualty                              14,302,941
                                                                   ------------
Investment Management Company (1.63%)
Donaldson, Lufkin & Jenrette
Securities Corp.                                          26,275      2,230,091
T. Rowe Price & Associates Inc.                           88,150      6,203,556
                                                                   ------------
  Total Investment
  Management Company                                                  8,433,647
                                                                   ------------
Savings and Loan (3.78%)
Bank United Corp.                                        103,000      5,150,000
Golden State Bancorp Inc.*                               302,675     12,245,777
Washington Mutual Inc.                                    28,975      2,078,051
                                                                   ------------
  Total Savings and Loan                                             19,473,828
                                                                   ------------
TOTAL FINANCIAL SERVICES                                             86,236,547
                                                                   ------------
HEALTH CARE (10.92%)

Biotechnology Research and Production (0.29%)
NeXstar Pharmaceuticals Inc.*                            131,600      1,513,400
                                                                   ------------
Drugs and Pharmaceuticals (5.77%)
Forest Laboratories Inc.*                                154,150      5,780,625
Genzyme Corp.*                                           162,700      5,206,400
Immunex Corp.*                                            86,975      5,859,941
Neurex Corp.*                                            111,050      2,651,319
PathoGenesis Corp.*                                      195,100      6,535,850
R.P. Scherer Corp.*                                       55,150      3,722,625
                                                                   ------------
  Total Drugs and Pharmaceuticals                                    29,756,760
                                                                   ------------
Electronics/Medical Systems (0.73%)
DENTSPLY International Inc.                              120,350      3,753,416
                                                                   ------------

Health Care Facilities (0.71%)
Sun Healthcare Group Inc.*                               195,300   $  3,637,463
                                                                   ------------
Health Care Management Services (0.32%)
Medpartners Inc.*                                        158,600      1,625,650
                                                                   ------------
Medical and Dental
Instruments and Supplies (3.10%)
Dura Pharmaceuticals Inc.*                               182,050      4,482,981
Henry Schein Inc.*                                        61,650      2,558,475
Mentor Corp.                                              76,050      2,100,881
Respironics Inc.*                                        132,950      3,847,241
Steris Corp.*                                             55,675      3,006,450
                                                                   ------------
  Total Medical and Dental
  Instruments and Supplies                                           15,996,028
                                                                   ------------
TOTAL HEALTH CARE                                                    56,282,717
                                                                   ------------
INTEGRATED OILS (1.56%)

Oil/Integrated Domestic (1.56%)
Coastal Corp.                                             60,750      3,956,344
USX-Marathon Group                                       108,350      4,076,669
                                                                   ------------
  Total Oil/Integrated Domestic                                       8,033,013
                                                                   ------------
MATERIALS AND PROCESSING (9.95%)

Building Materials (1.00%)
Armstrong World Industries Inc.                           29,100      2,518,969
Centex Corp.                                              68,800      2,623,000
                                                                   ------------
  Total Building Materials                                            5,141,969
                                                                   ------------
Chemicals (1.18%)
The B.F. Goodrich Co.                                    119,550      6,104,522
                                                                   ------------
Diversified Materials (0.58%)
Pentair Inc.                                              66,725      2,985,944
                                                                   ------------
Metals and Minerals Miscellaneous (0.87%)
Titanium Metals Corp.*                                   165,650      4,493,256
                                                                   ------------
Metal Fabricating (1.51%)
Precision Castparts Corp.                                 63,625      3,765,805
Wyman-Gordon Co.*                                        175,850      4,022,569
                                                                   ------------
  Total Metal Fabricating                                             7,788,374
                                                                   ------------
Paints and Coatings (1.00%)
H.B. Fuller Co.                                           43,125      2,582,109
RPM Inc.                                                 144,400      2,572,125
                                                                   ------------
  Total Paints and Coatings                                           5,154,234
                                                                   ------------
Paper (2.09%)
Fort James Corp.                                          97,450      4,464,428
MEAD Corp.                                                59,575      2,133,530
Wausau-Mosinee Paper Corp.                               100,900      2,327,006
Willamette Industries Inc.                                49,550      1,861,222
                                                                   ------------
  Total Paper                                                        10,786,186
                                                                   ------------
See Accompanying Notes to Financial Statements.

Textile Products (1.72%)
Mohawk Industries Inc.*                                  195,968   $  6,172,992
Unifi Inc.                                                73,000      2,719,250
                                                                   ------------
  Total Textile Products                                              8,892,242
                                                                   ------------
TOTAL MATERIALS
AND PROCESSING                                                       51,346,727
                                                                   ------------
OTHER (1.35%)

Multi-Sector Companies (1.35%)
Crane Co.                                                 62,050      3,288,650
Lancaster Colony Corp.                                    86,250      3,660,234
                                                                   ------------
  Total Multi-Sector Companies                                        6,948,884
                                                                   ------------
OTHER ENERGY (3.85%)

Energy/Miscellaneous (0.96%)
Swift Energy Co.*                                        149,620      2,552,891
Valero Energy Corp.                                       71,225      2,377,134
                                                                   ------------
  Total Energy/Miscellaneous                                          4,930,025
                                                                   ------------
Machinery/Oil Well Equipment and Services (1.13%)
Baker Hughes Inc.                                         45,400      1,827,350
Smith International Inc.*                                 42,400      2,334,650
Willbros Group Inc.*                                      99,750      1,639,641
                                                                   ------------
  Total Machinery/Oil Well
  Equipment and Services                                              5,801,641
                                                                   ------------
Offshore Drilling (0.54%)
Ensco International Inc.                                 100,625      2,792,344
                                                                   ------------
Oil/Crude Producers (1.22%)
Burlington Resources Inc.                                 93,400      4,477,363
Comstock Resources Inc.*                                 168,300      1,830,263
                                                                   ------------
  Total Oil/Crude Producers                                           6,307,626
                                                                   ------------
TOTAL OTHER ENERGY                                                   19,831,636
                                                                   ------------
PRODUCER DURABLES (8.19%)

Identification Control and Filter Devices (4.04%)
American Power Conversion*                               155,450      4,459,472
Computer Products Inc.*                                  166,650      3,885,028
Flowserve Corp.                                           92,100      3,004,762
Honeywell Inc.                                            45,900      3,795,355
Hubbell Inc.                                              39,350      1,982,256
Parker Hannifin Corp.                                     72,425      3,711,780
                                                                   ------------
  Total Identification Control
  and Filter Devices                                                 20,838,653
                                                                   ------------
Machinery/Agricultural (0.23%)
AGCO Corp.                                                39,700      1,178,594
                                                                   ------------

Machinery/Industrial and Specialty (0.75%)
Ingersoll-Rand Co.                                        81,000   $  3,882,938
                                                                   ------------
Office Furniture and Business (1.30%)
Herman Miller Inc.                                        78,000      2,615,438
Hon Industries Inc.                                       63,500      2,333,625
U.S. Office Products Co.*                                 91,300      1,734,700
                                                                   ------------
  Total Office Furniture and Business                                 6,683,763
                                                                   ------------
Pollution Control (0.87%)
U.S. Filter Corp.*                                       127,250      4,469,656
                                                                   ------------
Telecommunications Equipment (1.00%)
General Cable Corp.                                      113,500      5,150,063
                                                                   ------------
TOTAL PRODUCER DURABLES                                              42,203,667
                                                                   ------------
TECHNOLOGY (10.27%)

Communications Technology (1.57%)
Premiere Technologies Inc.*                              118,575      4,105,658
Scientific-Atlanta Inc.                                  204,550      4,001,508
                                                                   ------------
  Total Communications Technology                                     8,107,166
                                                                   ------------
Computer Services Software and Systems (6.70%)
Cadence Design Systems Inc.*                             226,150      7,830,444
Parametric Technology Corp.*                             192,350      6,407,658
Platinum Technology Inc.*                                230,850      5,944,388
Symantec Corp.*                                          271,900      7,324,306
Systems and Computer
Technology Corp.*                                        107,925      4,451,906
Walker Interactive Systems Corp.*                        131,350      2,569,534
                                                                   ------------
  Total Computer Services
  Software and Systems                                               34,528,236
                                                                   ------------
Computer Technology (0.94%)
Sequent Computer Systems Inc.*                           156,100      2,848,825
Tandy Corp.                                               42,350      1,990,450
                                                                   ------------
  Total Computer Technology                                           4,839,275
                                                                   ------------
Electronics/Technology (1.06%)
Symbol Technologies Inc.                                 110,650      5,442,597
                                                                   ------------
TOTAL TECHNOLOGY                                                     52,917,274
                                                                   ------------
UTILITIES AND REITS (11.29%)

Real Estate Investment Trusts (1.28%)
American Health Properties Inc.                           45,250      1,199,125
Innkeepers USA Trust                                      60,650        993,144
LTC Properties Inc.                                       45,000        869,062
Nationwide Health Properties Inc.                         79,000      1,975,000
Omega Healthcare Investors Inc.                           39,950      1,558,050
                                                                   ------------
  Total Real Estate Investment Trusts                                 6,594,381
                                                                   ------------
See Accompanying Notes to Financial Statements.
10

Utilities/Electrical (3.06%)
CMS Energy Corp.                                          69,850   $  3,278,584
FPL Group Inc.                                           128,425      8,251,307
Pinnacle West Capital Corp.                               95,775      4,256,002
                                                                   ------------
  Total Utilities/Electrical                                         15,785,893
                                                                   ------------
Utilities/Gas Distributors (3.19%)
Columbia Energy Group                                     68,900      5,356,975
Consolidated Natural Gas Co.                              81,900      4,724,605
K.N. Energy Inc.                                          67,600      3,992,625
Questar Corp.                                             57,750      2,400,234
                                                                   ------------
  Total Utilities/Gas Distributors                                   16,474,439
                                                                   ------------
Utilities/Miscellaneous (1.42%)
New Century Energies Inc.                                144,875      7,298,078
                                                                   ------------
Utilities/Telecommunications (2.34%)
Century Telephone Enterprises Inc.                       147,050      8,988,430
LCI International Inc.*                                   80,000      3,080,000
                                                                   ------------
  Total Utilities/Telecommunications                                 12,068,430
                                                                   ------------
TOTAL UTILITIES AND REITS                                            58,221,221
                                                                   ------------
TOTAL COMMON STOCKS
(cost $434,441,975)                                                $504,293,314
                                                                   ------------
SHORT-TERM INVESTMENTS
(3.58%)                                               Par Value         Value
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (3.58%)

American Family
  5.2656% 10-26-1998                                $  1,478,231   $  1,478,231
General Mills Inc.
  5.2925% 05-18-1998                                $  4,051,602   $  4,051,602
Johnson Controls Inc.
  5.2925% 09-28-1998                                   3,493,198      3,493,198
Pitney Bowes
  5.2925% 08-03-1998                                   1,806,000      1,806,000
Sara Lee
  5.2875% 10-28-1998                                   1,697,817      1,697,817
Warner Lambert
  5.2660% 10-26-1998                                   5,917,494      5,917,494
                                                                   ------------
TOTAL VARIABLE RATE DEMAND
NOTES (COST $18,444,342)                                             18,444,342
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $18,444,342)                                                 $ 18,444,342
                                                                   ------------
TOTAL INVESTMENTS IN
SECURITIES (101.37%)
(cost $452,886,317)***                                             $522,737,656
                                                                   ------------
LIABILITIES IN EXCESS OF
OTHER ASSETS (-1.37%)                                               ($7,055,565)
                                                                   ------------

NET ASSETS (100.00%)                                               $515,682,091
                                                                   ============

 *Non-Income Producing Security.

 **The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

 ***Aggregate cost for federal income tax purposes is $453,244,905.

                             Core Equity Portfolio

March 31, 1998

COMMON STOCKS
(98.18%)                                                  Shares        Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (4.85%)

Chemical/Major (0.20%)
E.I. duPont de Nemours and Co.                            20,700   $  1,407,600
                                                                   ------------
Chemical/Specialty (1.29%)
RPM Inc.                                                  61,312      1,092,120
The B.F. Goodrich Co.                                    154,725      7,900,645
                                                                   ------------
  Total Chemical/Specialty                                            8,992,765
                                                                   ------------
Metals (1.56%)
Aluminum Co. of America                                  108,500   $  7,466,156
Titanium Metals Corp.*                                   125,300      3,398,763
                                                                   ------------
  Total Metals                                                       10,864,919
                                                                   ------------
Paper and Forest Products (1.80%)
Fort James Corp.                                         168,075      7,699,936
MEAD Corp.                                                89,925      3,220,439
Willamette Industries Inc.                                44,550      1,673,409
                                                                   ------------
  Total Paper and Forest Products                                    12,593,784
                                                                   ------------
TOTAL BASIC INDUSTRY                                                 33,859,068
                                                                   ------------
See Accompanying Notes to Financial Statements.

CAPITAL GOODS (4.50%)

Aerospace/Industrial (2.17%)
Ingersoll-Rand Co.                                       110,974   $  5,319,816
Parker Hannifin Corp.                                    118,300      6,062,875
Precision Castparts Corp.                                 33,125      1,960,586
Wyman-Gordon Co.*                                         82,400      1,884,900
                                                                   ------------
  Total Aerospace/Industrial                                         15,228,177
                                                                   ------------
Agriculture/Construction Equipment (0.25%)
Deere & Co.                                               28,400      1,759,025
                                                                   ------------
Electric Equipment (1.28%)
General Electric Co.                                     103,700      8,937,644
                                                                   ------------
Miscellaneous Capital Goods (0.53%)
Flowserve Corp.                                           56,150      1,831,894
Hubbell Inc.                                              37,600      1,894,100
                                                                   ------------
  Total Miscellaneous Capital Goods                                   3,725,994
                                                                   ------------
Truck Manufacturing (0.27%)
Paccar Inc.                                               32,100      1,911,956
                                                                   ------------
TOTAL CAPITAL GOODS                                                  31,562,796
                                                                   ------------
CONSUMER CYCLICAL (9.61%)

Apparel (0.21%)
Unifi Inc.                                                40,000      1,490,000
                                                                   ------------
Autos and Auto Parts (0.70%)
Arvin Industries Inc.                                     19,900        814,656
Ford Motor Co.                                            55,700      3,610,056
Mascotech Inc.                                            20,400        470,475
                                                                   ------------
  Total Autos and Auto Parts                                          4,895,187
                                                                   ------------
Building Materials (0.52%)
Armstrong World Industries Inc.                           41,812      3,619,351
                                                                   ------------
Miscellaneous Consumer Cyclical (2.55%)
Action Performance Cos. Inc.*                            117,900      4,148,606
Cannondale Corp.*                                         11,000        182,188
Mohawk Industries Inc.*                                  119,025      3,749,288
Tommy Hilfiger Corp.*                                    161,575      9,704,598
                                                                   ------------
  Total Miscellaneous Consumer Cyclical                              17,784,680
                                                                   ------------
Office Furniture (0.57%)
Herman Miller Inc.                                        69,700      2,337,128
Hon Industries Inc.                                       45,600      1,675,800
                                                                   ------------
  Total Office Furniture                                              4,012,928
                                                                   ------------
Restaurants (0.02%)
ShowBiz Pizza Time*                                        5,000        166,563
                                                                   ------------
Retail (5.04%)
Consolidated Stores Corp.*                                34,550      1,483,491
General Nutrition Companies Inc.*                        101,425      4,031,644

Gymboree Corp.*                                           25,000   $    646,875
Intimate Brands Inc.                                     161,925      4,382,095
North Face Inc.*                                          83,350      2,021,238
Pacific Sunwear Of California*                             6,350        263,525
Staples Inc.*                                            315,450      7,314,497
St. John Knits Inc.                                       49,300      2,329,425
Tandy Corp.                                               26,250      1,233,750
The Men's Wearhouse Inc. *                               108,200      4,003,400
Williams Sonoma Inc.*                                     73,850      4,274,069
Zale Corp.*                                              110,000      3,176,250
                                                                   ------------
  Total Retail                                                       35,160,259
                                                                   ------------
TOTAL CONSUMER CYCLICAL                                              67,128,968
                                                                   ------------
CONSUMER SERVICES (3.08%)

Education (0.40%)
Sylvan Learning Systems Inc.*                             58,250      2,745,031
                                                                   ------------
Healthcare Services (0.54%)
Medpartners Inc.*                                        170,750      1,750,188
Sun Healthcare Group Inc.*                               110,050      2,049,681
                                                                   ------------
  Total Healthcare Services                                           3,799,869
                                                                   ------------
Miscellaneous Consumer Services (1.03%)
Cognizant Corp.                                           77,075      4,422,178
Henry Schein Inc.*                                        67,150      2,786,725
                                                                   ------------
  Total Miscellaneous Consumer Services                               7,208,903
                                                                   ------------
Office Supplies (0.35%)
U.S. Office Products Co.*                                127,100      2,414,900
                                                                   ------------
Water Treatment (0.76%)
U.S. Filter Corp.*                                       151,500      5,321,438
                                                                   ------------
TOTAL CONSUMER SERVICES                                              21,490,141
                                                                   ------------
CONSUMER STAPLES (20.82%)

Biotechnology (2.06%)
Genzyme Corp.*                                           184,250      5,896,000
Immunex Corp.*                                            78,600      5,295,675
Neurex Corp.*                                             45,050      1,075,569
PathoGenesis Corp.*                                       63,250      2,118,875
                                                                   ------------
  Total Biotechnology                                                14,386,119
                                                                   ------------
Drugs (7.88%)
American Home Products Corp.                              47,975      4,575,616
Bristol-Myers Squibb Co.                                 122,875     12,817,398
Dura Pharmaceuticals Inc.*                               150,250      3,699,906
Forest Laboratories Inc.*                                156,600      5,872,500
Merck & Co. Inc.                                         102,600     13,171,275
R.P. Scherer Corp.*                                       45,450      3,067,875
SmithKline Beecham PLC                                   187,900     11,755,494
                                                                   ------------
  Total Drugs                                                        54,960,064
                                                                   ------------
See Accompanying Notes to Financial Statements.
12

Foods (7.16%)
Canandaigua Brands Inc.*                                  67,800   $  3,873,075
ConAgra Inc.                                              47,150      1,514,694
Corn Products International Inc.*                         77,225      2,770,447
Dean Foods Co.                                            96,450      4,852,641
Dole Food Co. Inc.                                        93,100      4,503,713
Earthgrains Co.                                           85,550      3,780,241
Flowers Industries Inc.                                   92,675      2,172,070
McCormick and Co. Inc.                                    84,400      2,721,900
PepsiCo Inc.                                             285,625     12,192,617
Sysco Corp.                                              156,500      4,010,313
The Quaker Oats Co.                                      133,325      7,632,856
                                                                   ------------
  Total Foods                                                        50,024,567
                                                                   ------------
Health Care (0.49%)
Respironics Inc.*                                         91,050      2,634,759
Steris Corp.*                                             15,000        810,000
                                                                   ------------
  Total Health Care                                                   3,444,759
                                                                   ------------
Hospital Supplies (0.35%)
DENTSPLY International Inc.                               79,250      2,471,609
                                                                   ------------
Household Products (1.14%)
Kimberly-Clark Corp.                                     128,250      6,428,531
Windmere-Durable Holdings Inc.*                           58,150      1,511,900
                                                                   ------------
  Total Household Products                                            7,940,431
                                                                   ------------
Medical Devices (0.12%)
Mentor Corp.                                              30,000        828,750
                                                                   ------------
Miscellaneous Consumer Staples (0.40%)
Lancaster Colony Corp.                                    66,412      2,818,359
                                                                   ------------
Tobacco (1.22%)
Philip Morris Co. Inc.                                   205,250      8,556,359
                                                                   ------------
TOTAL CONSUMER STAPLES                                              145,431,017
                                                                   ------------
CREDIT CYCLICAL (0.51%)

Home Builders (0.51%)
Centex Corp.                                              93,050      3,547,531
                                                                   ------------
ENERGY (7.16%)

Natural Gas Diversified (0.85%)
Coastal Corp.                                             91,250      5,942,656
                                                                   ------------
Oil/Gas Production (1.12%)
Burlington Resources Inc.                                120,750      5,788,453
Comstock Resources Inc.*                                  94,800      1,030,950
Swift Energy Co.*                                         60,775      1,036,973
                                                                   ------------
  Total Oil/Gas Production                                            7,856,376
                                                                   ------------

Oil/Integrated Domestic (1.90%)
Phillips Petroleum Co.                                   112,350   $  5,610,478
USX-Marathon Group                                       167,050      6,285,256
Valero Energy Corp.                                       41,750      1,393,406
                                                                   ------------
  Total Oil/Integrated Domestic                                      13,289,140
                                                                   ------------
Oil/Integrated International (2.04%)
Mobil Corp.                                              185,850     14,240,756
                                                                   ------------
Oil Services (1.25%)
Baker Hughes Inc.                                         87,550      3,523,888
Ensco International Inc.                                  93,200      2,586,300
Smith International Inc.*                                 47,100      2,593,444
                                                                   ------------
  Total Oil Services                                                  8,703,632
                                                                   ------------
TOTAL ENERGY                                                         50,032,560
                                                                   ------------
FINANCIAL (17.30%)

Banks (4.65%)
Crestar Financial Corp.                                   73,785      4,362,538
Fleet Financial Group                                    130,300     11,083,644
PNC Bank Corp.                                           177,000     10,608,938
The Chase Manhattan Corp.                                 40,500      5,462,438
UnionBanCal Corp.                                         10,000        997,500
                                                                   ------------
  Total Banks                                                        32,515,058
                                                                   ------------
Finance Companies (3.13%)
Firstplus Financial Group Inc.*                          135,750      5,701,500
Household International Inc.                             117,500     16,185,625
                                                                   ------------
  Total Finance Companies                                            21,887,125
                                                                   ------------
Financial Services (3.45%)
American Express Co.                                      44,950      4,126,972
Marsh & McLennan Cos. Inc.                               160,925     14,050,764
T. Rowe Price & Associates Inc.                           40,425      2,844,909
Travelers Group Inc.                                      51,000      3,060,000
                                                                   ------------
  Total Financial Services                                           24,082,645
                                                                   ------------
Insurance (3.78%)
Allstate Corp.                                            92,325      8,488,130
AmerUs Life Holdings Inc.                                 30,250        979,344
Everest Reinsurance Holdings Inc.                         77,050      3,168,681
Executive Risk Inc.                                        8,700        619,875
Hartford Financial Services Group                         37,150      4,030,775
Hartford Life Inc.                                        71,175      3,314,086
Orion Capital Corp.                                       30,450      1,665,234
Reliastar Financial Corp.                                 55,150      2,540,347
W.R. Berkley Corp.                                        33,437      1,584,078
                                                                   ------------
  Total Insurance                                                    26,390,550
                                                                   ------------
Miscellaneous Financial (0.25%)
Liberty Financial Co. Inc.                                44,887      1,775,842
                                                                   ------------
See Accompanying Notes to Financial Statements.

Savings and Loan (2.04%)
Bank United Corp.                                         65,000   $  3,250,000
Golden State Bancorp Inc.*                               196,475      7,502,889
Washington Mutual Inc.                                    48,275      3,462,223
                                                                   ------------
  Total Savings and Loan                                             14,215,112
                                                                   ------------
TOTAL FINANCIAL                                                     120,866,332
                                                                   ------------
TECHNOLOGY (17.59%)

Aerospace (1.68%)
Lockheed Martin Corp.                                     38,475      4,328,438
United Technologies Corp.                                 79,375      7,327,304
                                                                   ------------
  Total Aerospace                                                    11,655,742
                                                                   ------------
Communications Peripherals (1.05%)
American Power Conversion Corp.*                         140,500      4,030,594
Computer Products Inc.*                                   63,250      1,474,516
Premiere Technologies Inc.*                               53,400      1,848,975
                                                                   ------------
  Total Communications Peripherals                                    7,354,085
                                                                   ------------
Computer Services (0.39%)
Systems and Computer
Technology Corp.*                                         66,550      2,745,188
                                                                   ------------
Computer Software (6.16%)
Adobe Systems Inc.
Cadence Design Systems Inc.*                             205,150      7,103,319
Microsoft Corp.*                                         222,805     19,941,048
Parametric Technology Corp.*                             181,950      6,061,209
Platinum Technology Inc.*                                185,850      4,785,638
Symantec Corp.*                                          190,300      5,126,206
                                                                   ------------
  Total Computer Software                                            43,017,420
                                                                   ------------
Computer Systems (2.76%)
IBM                                                      101,850     10,579,668
Sequent Computer Systems Inc.*                            98,200      1,792,150
Sun Microsystems Inc.*                                   166,300      6,937,828
                                                                   ------------
  Total Computer Systems                                             19,309,646
                                                                   ------------

Distribution (0.41%)
Brightpoint Inc.*                                        166,150      2,855,703
                                                                   ------------
Electronic Systems (1.49%)
Honeywell Inc.                                            91,100      7,532,831
Symbol Technologies Inc.                                  58,550      2,879,928
                                                                   ------------
  Total Electronic Systems                                           10,412,759
                                                                   ------------

Miscellaneous Technology (0.36%)
General Cable Corp.                                       55,750      2,529,656
                                                                   ------------
Networking Equipment (0.75%)
Cisco Systems Inc.*                                       77,000      5,264,875
                                                                   ------------
Telecommunications Equipment (2.54%)
Northern Telecom Ltd.                                    145,875      9,427,172

Scientific-Atlanta Inc.                                  266,500   $  5,213,406
Tellabs Inc.*                                             46,050      3,091,106
                                                                   ------------
  Total Telecommunications Equipment                                 17,731,684
                                                                   ------------
TOTAL TECHNOLOGY                                                    122,876,758
                                                                   ------------
TRANSPORTATION (1.15%)

Airlines (0.61%)
Southwest Airlines Co.                                   144,388      4,268,455
                                                                   ------------
Trucking (0.54%)
U.S. Freightways Corp.                                   104,325      3,755,700
                                                                   ------------
TOTAL TRANSPORTATION                                                  8,024,155
                                                                   ------------
UTILITIES AND REITS (11.61%)

Communications (6.30%)
Ameritech Corp.                                           47,100      2,328,506
Bell Atlantic Corp.                                      146,103     14,975,558
Century Telephone Enterprises Inc.                        72,050      4,404,056
LCI International Inc.*                                   93,050      3,582,425
SBC Communications Inc.                                  243,750     10,633,594
Worldcom Inc.*                                           187,825      8,088,214
                                                                   ------------
  Total Communications                                               44,012,353
                                                                   ------------
Electric (2.08%)
CMS Energy Corp.                                           1,850         86,834
Duke Energy Corp.                                         89,700      5,342,755
FPL Group Inc.                                            69,945      4,493,966
New Century Energies Inc.                                 48,075      2,421,778
Pinnacle West Capital Corp.                               48,950      2,175,216
                                                                   ------------
  Total Electric                                                     14,520,549
                                                                   ------------
Natural Gas (2.70%)
Columbia Energy Group                                     94,075      7,314,330
Consolidated Natural Gas Co.                             102,360      5,904,893
K.N. Energy Inc.                                          60,150      3,552,609
Questar Corp.                                             49,950      2,076,048
                                                                   ------------
  Total Natural Gas                                                  18,847,880
                                                                   ------------
Real Estate Investment Trusts (0.53%)
American Health Properties Inc.                           12,925        342,513
Innkeepers USA Trust                                      63,900      1,046,363
LTC Properties Inc.                                       42,700        824,644
Nationwide Health Properties Inc.                         31,500        787,500
Omega Healthcare Investors Inc.                           18,700        729,300
                                                                   ------------
  Total Real Estate Investment Trusts                                 3,730,320
                                                                   ------------
TOTAL UTILITIES AND REITS                                            81,111,102
                                                                   ------------
TOTAL COMMON STOCKS
(cost $ 577,861,505)                                               $685,930,428
                                                                   ------------
See Accompanying Notes to Financial Statements.
14

SHORT-TERM INVESTMENTS
(2.66%)                                               Par Value         Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (2.66%)

American Family
  5.2656% 10-26-1998                                $  3,627,599   $  3,627,599
General Mills Inc.
  5.2925% 05-18-1998                                   2,441,995      2,441,995
Johnson Controls Inc.
  5.2925% 09-28-1998                                   3,716,755      3,716,755
Pitney Bowes
  5.2925% 08-03-1998                                   3,027,340      3,027,340
Sara Lee
  5.2875% 10-28-1998                                   1,836,528      1,836,528
Warner-Lambert
  5.2660% 10-26-1998                                   3,954,756      3,954,756
                                                                   ------------
TOTAL VARIABLE RATE DEMAND
NOTES (cost $18,604,973)                                             18,604,973
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $18,604,973)                                                  $18,604,973
                                                                   ------------
TOTAL INVESTMENTS
IN SECURITIES (100.84%)
(cost $ 596,466,478)***                                            $704,535,401
                                                                   ------------
LIABILITIES in excess of
OTHER ASSETS (-0.84%)                                               ($5,870,845)
                                                                   ------------
NET ASSETS (100.00%)                                               $698,664,556
                                                                   ============

 *Non-Income Producing Security.

 **The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

 ***Aggregate cost for federal income tax purposes is $596,949,974.

                               Balanced Portfolio
March 31, 1998

LONG-TERM DEBT SECURITIES
(28.24%)                                               Par Value        Value
--------------------------------------------------------------------------------
CORPORATE BONDS (13.96%)

FINANCE (13.64%)

Automobile  (1.04%)
Ford Motor Credit Co.
  6.3750% 04-15-2000                                $    190,000   $    191,149
Ford Motor Credit Medium Term Note
  5.9000% 06-09-1998                                      75,000         75,010
GMAC Medium Term Note
  5.5000% 12-15-2001                                     500,000        487,162
                                                                   ------------
  Total Automobile                                                      753,321
                                                                   ------------
Consumers (3.63%)
American General Finance
    6.8750% 01-15-2000                                    50,000         50,722
Beneficial Corp. Medium Term Note
    8.0500% 04-02-1999                                   200,000        203,845
    6.3500% 12-03-2001                                   700,000        701,592
Sears Roebuck & Co.
    6.6700% 07-07-2003                              $  1,000,000   $  1,020,577
Sears Roebuck Acceptance Corp. Medium Term Note
    7.1100% 06-19-2001                                   650,000        666,587
                                                                   ------------
  Total Consumers                                                     2,643,323
                                                                   ------------
Diversified (2.70%)
Associates Corp. of North America
    6.0000% 06-15-2000                                    25,000         24,995
    7.5000% 04-15-2002                                   100,000        104,657
Associates Corp. of North America
Medium Term Notes
    8.0000% 10-27-1999                                    50,000         51,468
    6.3750% 06-01-2000                                    75,000         75,534
    6.8400% 07-03-2001                                   700,000        715,086
Commercial Credit TRV
    6.8750% 05-01-2002                                   200,000        204,432
    6.5000% 06-01-2005                                   500,000        505,631
General Electric Capital
    6.6600% 05-01-2018                                    75,000         76,080
Household Finance Co. Medium Term Note
    7.0000% 05-15-2000                                   200,000        203,438
                                                                   ------------
  Total Diversified                                                   1,961,321
                                                                   ------------
See Accompanying Notes to Financial Statements.

Insurance (0.98%)
Allstate Corp.
    5.8750% 06-15-1998                              $    200,000   $    199,982
Travelers PPTY
    6.7500% 04-15-2001                                   500,000        509,472
                                                                   ------------
  Total Insurance                                                       709,454
                                                                   ------------
Leasing Companies (1.31%)
International Lease Finance
    6.2500% 10-15-2000                                   500,000        502,324
International Lease Finance
Medium Term Note
    6.3400% 02-01-2002                                   450,000        452,262
                                                                   ------------
  Total Leasing Companies                                               954,586
                                                                   ------------
Other (3.98%)
Dean Witter Discovry and Co.
    6.2500% 03-15-2000                                    30,000         30,179
    6.7500% 08-15-2000                                   200,000        203,481
Merrill Lynch
    7.3750% 08-17-2002                                    30,000         31,366
    7.0500% 04-15-2003                                    55,000         55,021
    6.0000% 02-12-2003                                   500,000        496,432
Merrill Lynch Medium Term Note
    7.0500% 06-04-2001                                   350,000        358,912
Morgan Stanley Group
    6.1250% 10-01-2003                                   215,000        213,468
Morgan Stanley Group
Medium Term Note
    5.7500% 02-15-2001                                   500,000        496,089
Smith Barney Shearson
    6.6250% 07-01-2002                                 1,000,000      1,010,702
                                                                   ------------
  Total Other                                                         2,895,650
                                                                   ------------
TOTAL FINANCE                                                         9,917,655
                                                                   ------------
INDUSTRIAL (0.32%)

Automotive (0.04%)
Ford Motor Co.
    7.5000% 11-15-1999                                    25,000         25,559
Energy and Related Goods and Services (0.21%)
Texaco Capital Medium Term Note
    7.2500% 08-01-2002                                   150,000        156,890
Medical and Related Goods and Services (0.07%)
SmithKline Beecham PLC Corp.
Medium Term Note
    6.6250% 10-01-2005                                    50,000         50,910
                                                                   ------------
TOTAL INDUSTRIAL                                                        233,359
                                                                   ------------
TOTAL CORPORATE BONDS                                                10,151,014
                                                                   ------------
U.S. GOVERNMENT
SECURITIES (13.99%)

U.S. TREASURY NOTES (13.99%)
  7.1250% 02-29-2000                                $    400,000   $    410,875
  6.7500% 04-30-2000                                   1,000,000      1,022,188
  5.7500% 10-31-2000                                     700,000        702,188
  7.7500% 02-15-2001                                     970,000      1,023,654
  7.5000% 11-15-2001                                     400,000        423,625
  6.3750% 08-15-2002                                   1,500,000      1,540,314
  6.2500% 02-15-2003                                     425,000        435,360
  5.7500% 08-15-2003                                     700,000        702,407
  7.2500% 08-15-2004                                   1,200,000      1,298,250
  6.5000% 05-15-2005                                   1,000,000      1,044,376
  6.5000% 08-15-2005                                   1,500,000      1,567,501
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            10,170,738
                                                                   ------------

FOREIGN BONDS (U.S. DOLLAR
DENOMINATED) (0.29%)

Hydro Quebec
    7.3750% 02-01-2003                                    50,000         52,488
Ontario Global Bond
    7.3750% 01-27-2003                                   150,000        157,648
                                                                   ------------
TOTAL FOREIGN BONDS                                                     210,136
                                                                   ------------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $ 20,217,368)                                                 $20,531,888
                                                                   ------------
COMMON STOCKS
(67.44%)                                                  Shares        Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (3.37%)

Chemical/Major (0.28%)
E.I. duPont de Nemours and Co.                             3,000   $    204,000
                                                                    -----------
Chemical/Specialty (0.79%)
RPM Inc.                                                   3,437         61,222
The B.F. Goodrich Co.                                     10,075        514,455
                                                                    -----------
  Total Chemical/Specialty                                              575,677
                                                                    -----------
Metals (1.02%)
Aluminum Co. of America                                    7,250        498,891
Titanium Metals Corp.*                                     9,050        245,481
                                                                    -----------
  Total Metals                                                          744,372
                                                                    -----------
Paper and Forest Products (1.28%)
Fort James Corp.                                          11,500        526,844
MEAD Corp.                                                 5,850        209,503
Willamette Industries Inc.                                 5,000        187,813
                                                                    -----------
  Total Paper and Forest Products                                       924,160
                                                                    -----------
TOTAL BASIC INDUSTRY                                                  2,448,209
                                                                    -----------
See Accompanying Notes to Financial Statements.
16

CAPITAL GOODS (3.06%)

Aerospace/Industrial (1.41%)
Ingersoll-Rand Co.                                         7,825    $   375,111
Parker Hannifin Corp.                                      6,725        344,656
Precision Castparts Corp.                                  2,425        143,530
Wyman-Gordon Co.                                           7,000        160,125
                                                                    -----------
  Total Aerospace/Industrial                                          1,023,422
                                                                    -----------
Agriculture/Construction Equipment (0.19%)
Deere & Co.                                                2,250        139,359
                                                                    -----------
Electric Equipment (1.01%)
General Electric Co.                                       8,500        732,594
                                                                    -----------
Miscellaneous Capital Goods (0.22%)
Flowserve Corp.                                            5,000        163,125
                                                                    -----------
Truck Manufacturing (0.23%)
Paccar Inc.                                                2,825        168,264
                                                                    -----------
TOTAL CAPITAL GOODS                                                   2,226,764
                                                                    -----------
CONSUMER CYCLICAL (6.80%)

Apparel (0.18%)
Unifi Inc.                                                 3,550        132,238
                                                                    -----------
Autos and Auto Parts (0.66%)
Arvin Industries Inc.                                      3,500        143,281
Ford Motor Co.                                             3,050        197,678
Mascotech Inc.                                             5,950        137,222
                                                                    -----------
  Total Autos and Auto Parts                                            478,181
                                                                    -----------
Building Materials (0.35%)
Armstrong World Industries Inc.                            2,975        257,523
                                                                    -----------
Miscellaneous Consumer Cyclical (1.56%)
Action Performance Cos. Inc.*                              8,000        281,500
Mohawk Industries Inc.*                                    5,300        166,950
Tommy Hilfiger Corp.*                                     11,400        684,713
                                                                    -----------
  Total Miscellaneous Consumer Cyclical                               1,133,163
                                                                    -----------
Office Furniture (0.43%)
Herman Miller Inc.                                         5,000        167,656
Hon Industries Inc.*                                       4,000        147,000
                                                                    -----------
  Total Office Furniture                                                314,656
                                                                    -----------
Restaurants (0.09%)
ShowBiz Pizza Time Inc.*                                   2,000         66,625
                                                                    -----------
Retail (3.53%)
Consolidated Stores Corp.*                                 3,450        148,134
General Nutrition Companies Inc.*                          7,900        314,025
Intimate Brands Inc.                                      11,450        309,866

North Face Inc.*                                           6,175   $    149,744
Pacific Sunwear Of California*                             5,000        207,500
Staples Inc.*                                             23,250        539,109
St. John Knits Inc.                                        5,700        269,325
The Men's Wearhouse Inc.*                                  6,500        240,500
Williams Sonoma Inc.*                                      3,700        214,138
Zale Corp.*                                                5,950        171,806
                                                                    -----------
  Total Retail                                                        2,564,147
                                                                    -----------
TOTAL CONSUMER CYCLICAL                                               4,946,533
                                                                    -----------
CONSUMER SERVICES (2.22%)

Education (0.27%)
Sylvan Learning Systems Inc.*                              4,175        196,747
                                                                    -----------
Healthcare Services (0.30%)
Medpartners Inc.*                                         10,000        102,500
Sun Healthcare Group Inc.*                                 6,200        115,475
                                                                    -----------
  Total Healthcare Services                                             217,975
                                                                    -----------
Miscellaneous Consumer Services (0.89%)
Cognizant Corp.                                            7,375        423,141
Henry Schein Inc.*                                         5,450        226,175
                                                                    -----------
  Total Miscellaneous Consumer Services                                 649,316
                                                                    -----------
Office Supplies (0.19%)
U.S. Office Products Co.*                                  7,150        135,850
                                                                    -----------
Water Treatment (0.57%)
U.S. Filter Corp.*                                        11,800        414,475
                                                                    -----------
TOTAL CONSUMER SERVICES                                               1,614,363
                                                                    -----------
CONSUMER STAPLES (14.26%)

Biotechnology (1.35%)
Genzyme Corp. *                                           12,900        412,800
Immunex Corp.*                                             3,900        262,763
Neurex Corp.*                                              7,250        173,094
PathoGenesis Corp.*                                        4,000        134,000
                                                                    -----------
  Total Biotechnology                                                   982,657
                                                                    -----------
Drugs (5.45%)
American Home Products Corp.                               3,225        307,584
Bristol-Myers Squibb Co.                                   8,400        876,225
Dura Pharmaceuticals Inc.*                                 8,750        215,469
Forest Laboratories Inc.*                                 14,250        534,375
Merck & Co. Inc.                                           7,000        898,625
R.P. Scherer Corp.*                                        3,800        256,500
SmithKline Beecham PLC                                    14,000        875,875
                                                                    -----------
  Total Drugs                                                         3,964,653
                                                                    -----------
See Accompanying Notes to Financial Statements.

Foods (4.82%)
Canandaigua Brands Inc.*                                   5,000   $    285,625
ConAgra Inc.                                               2,850         91,556
Corn Products International Inc.*                          5,350        191,931
Dean Foods Co.                                             7,450        374,828
Dole Food Co. Inc.                                         8,775        424,490
Earthgrains Co.                                            5,750        254,078
Flowers Industries Inc.                                    9,500        222,656
PepsiCo Inc.                                              19,750        843,078
Sysco Corp.                                               11,200        287,000
The Quaker Oats Co.                                        9,200        526,700
                                                                    -----------
  Total Foods                                                         3,501,942
                                                                    -----------
Health Care (0.48%)
Respironics Inc.*                                         11,950        345,803
                                                                    -----------
Hospital Supplies (0.36%)
DENTSPLY International Inc.                                8,500        265,094
                                                                    -----------
Household Products (0.81%)
Kimberly-Clark Corp.                                       8,850        443,606
Windmere-Durable Holdings Inc.*                            5,550        144,300
                                                                    -----------
  Total Household Products                                              587,906
                                                                    -----------
Medical Devices (0.17%)
Mentor Corp.                                               4,500        124,313
                                                                    -----------
Tobacco (0.82%)
Philip Morris Co. Inc.                                    14,375        599,258
                                                                    -----------
TOTAL CONSUMER STAPLES                                               10,371,626
                                                                    -----------
CREDIT CYCLICAL (0.25%)

Home Builders (0.25%)
Centex Corp.                                               4,800        183,000
                                                                    -----------
ENERGY (4.80%)

Natural Gas Diversified (0.43%)
Coastal Corp.                                              4,900        319,113
                                                                    -----------
Oil/Gas Production (1.10%)
Burlington Resources Inc.                                 10,450        500,947
Comstock Resources Inc.*                                  18,000        195,750
Swift Energy Co.*                                          5,500         93,844
                                                                    -----------
  Total Oil/Gas Production                                              790,541
                                                                    -----------
Oil/Integrated Domestic (1.42%)
Phillips Petroleum Co.                                     8,525        425,717
USX-Marathon Group                                        13,000        489,125
Valero Energy Corp.                                        3,500        116,813
                                                                    -----------
  Total Oil/Integrated Domestic                                       1,031,655
                                                                    -----------

Oil/Integrated International (1.05%)
Mobil Corp.                                                9,950   $    762,419
                                                                    -----------
Oil Services (0.80%)
Baker Hughes Inc.                                          5,350        215,338
Ensco International Inc.                                   5,300        147,075
Smith International Inc.                                   4,000        220,250
                                                                    -----------
  Total Oil Services                                                    582,663
                                                                    -----------
TOTAL ENERGY                                                          3,486,391
                                                                    -----------
FINANCIAL (11.91%)

Banks (3.22%)
Crestar Financial Corp.                                    5,550        328,144
Fleet Financial Group                                     11,600        986,725
PNC Bank Corp.                                            11,700        701,269
The Chase Manhattan Corp.                                  2,400        323,700
                                                                    -----------
  Total Banks                                                         2,339,838
                                                                    -----------
Finance Companies (1.94%)
Firstplus Financial Group Inc.*                            8,050        338,100
Household International Inc.                               7,800      1,074,450
                                                                    -----------
  Total Finance Companies                                             1,412,550
                                                                    -----------
Financial Services (2.31%)
American Express Co.                                       2,650        243,303
Marsh & McLennan Cos. Inc.                                11,750      1,025,922
T. Rowe Price & Associates Inc.                            2,800        197,050
Travelers Group Inc.                                       3,550        213,000
                                                                    -----------
  Total Financial Services                                            1,679,275
                                                                    -----------
Insurance (2.98%)
Allstate Corp.                                             6,350        583,803
Everest Reinsurance Holdings Inc.                          4,600        189,175
Executive Risk Inc.                                        4,600        327,750
Hartford Financial Services Group                          2,975        322,788
Hartford Life Inc.                                         6,325        294,508
Orion Capital Corp.*                                       2,750        150,391
Reliastar Financial Corp.                                  3,750        172,734
W.R. Berkley Corp.                                         2,737        129,665
                                                                    -----------
  Total Insurance                                                     2,170,814
                                                                    -----------
Savings and Loan (1.46%)
Bank United Corp.                                          4,650        232,500
Golden State Bancorp Inc.*                                15,900        607,180
Washington Mutual Inc.                                     3,100        222,328
                                                                    -----------
  Total Savings and Loan                                              1,062,008
                                                                    -----------
TOTAL FINANCIAL                                                       8,664,485
                                                                    -----------
See Accompanying Notes to Financial Statements.
18

PRODUCER DURABLES (1.00%)

Identification Control and Filter Devices (1.00%)
Honeywell Inc.                                             6,700   $    554,005
Hubbell Inc.                                               3,400        171,275
                                                                    -----------
  Total Identification Control
  and Filter Devices                                                    725,280
                                                                    -----------
TECHNOLOGY (10.54%)

Aerospace (1.08%)
Lockheed Martin Corp.                                      2,600        292,500
United Technologies Corp.                                  5,250        484,640
                                                                    -----------
  Total Aerospace                                                       777,140
                                                                    -----------
Communications Peripherals (0.17%)
Computer Products Inc.*                                    5,250        122,391
                                                                    -----------
Computer Peripherals (0.39%)
American Power Conversion*                                10,000        286,875
                                                                    -----------
Computer Software (4.18%)
Cadence Design Systems Inc.*                              15,500        536,688
Microsoft Corp.*                                          15,175      1,358,162
Parametric Technology Corp.*                              12,800        426,400
Platinum Technology Inc.*                                 11,950        307,712
Symantec Corp.*                                           15,200        409,450
                                                                    -----------
  Total Computer Software                                             3,038,412
                                                                    -----------
Computer Service (0.29%)
Systems and Computer
Technology Corp.*                                          5,175        213,469
                                                                    -----------
Computer Systems (1.88%)
IBM                                                        7,000        727,124
Sequent Computer Systems Inc.*                             5,600        102,200
Sun Microsystems Inc.*                                    12,925        539,215
                                                                    -----------
  Total Computer Systems                                              1,368,539
                                                                    -----------
Distribution (0.37%)
Brightpoint Inc.*                                         15,850        272,422
                                                                    -----------
Electronic Systems (0.15%)
Symbol Technologies Inc.                                   2,225        109,442
                                                                    -----------
Miscellaneous Telecommunications
Equipment (1.62%)
Northern Telecom Ltd.                                      8,500        549,312
Scientific Atlanta Inc.                                   18,150        355,058
Tellabs Inc.                                               4,100        275,213
                                                                    -----------
  Total Miscellaneous
  Telecommunications Equipment                                        1,179,583
                                                                    -----------
Networking Equipment (0.41%)
Cisco Systems Inc.*                                        4,375        299,141
                                                                    -----------
TOTAL TECHNOLOGY                                                      7,667,414
                                                                    -----------

TRANSPORTATION (0.95%)

Airlines (0.46%)
Southwest Airlines Co.                                    11,250   $    332,578
                                                                    -----------
Miscellaneous Transportation (0.12%)
Expeditors International
of Washington Inc.*                                        2,000         85,750
                                                                    -----------
Trucking (0.37%)
U.S. Freightways Corp.                                     7,500        270,000
                                                                    -----------
TOTAL TRANSPORTATION                                                    688,328
                                                                    -----------
UTILITIES AND REITS (8.28%)

Communications (4.48%)
Ameritech Corp.                                            3,325        164,380
Bell Atlantic Corp.                                       10,300      1,055,750
Century Telephone Enterprises Inc.                         6,600        403,426
LCI International Inc.*                                    9,000        346,500
SBC Communications Inc.                                   16,225        707,816
Worldcom Inc.*                                            13,575        584,573
                                                                    -----------
  Total Communications                                                3,262,445
                                                                    -----------
Electric (1.26%)
Duke Energy Corp.                                          4,200        250,163
FPL Group Inc.                                             5,000        321,250
New Century Energies Inc.                                  3,600        181,350
Pinnacle West Capital Corp.                                3,675        163,308
                                                                    -----------
  Total Electric                                                        916,071
                                                                    -----------
Natural Gas (2.00%)
Columbia Energy Group                                      6,375        495,655
Consolidated Natural Gas Co.                               9,750        562,452
K.N. Energy Inc.                                           4,300        253,969
Questar Corp.                                              3,450        143,392
                                                                    -----------
  Total Natural Gas                                                   1,455,468
                                                                    -----------
Real Estate Investment Trusts (0.54%)
Innkeepers USA Trust                                       7,500        122,813
LTC Properties Inc.                                        2,550         49,247
Nationwide Health Properties Inc.                          5,000        125,000
Omega Healthcare Investors Inc.                            2,400         93,600
                                                                    -----------
  Total Real Estate Investment Trusts                                   390,660
                                                                    -----------
TOTAL UTILITIES AND REITS                                             6,024,644
                                                                    -----------
TOTAL COMMON STOCKS
(cost $41,299,421)                                                  $49,047,037
                                                                    ===========
See Accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS
(5.26%)                                               Par Value         Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (5.26%)
General Mills Inc.
  5.2925% 05-18-1998                                $    934,641   $    934,641
Johnson Controls Inc.
  5.2925% 09-28-1998                                   2,537,603      2,537,603
Pitney Bowes
  5.2925% 08-03-1998                                     335,584        335,584
Sara Lee
  5.2875% 10-28-1998                                      24,174         24,174
                                                                    -----------
TOTAL VARIABLE RATE DEMAND
NOTES (cost $3,832,002)                                               3,832,002
                                                                    -----------
TOTAL SHORT-TERM
INVESTMENTS (cost $3,832,002)                                        $3,832,002
                                                                    -----------
TOTAL INVESTMENTS
IN SECURITIES (100.94%)
(cost $65,348,791)***                                               $73,410,927
                                                                    -----------
LIABILITIES IN EXCESS
OF OTHER ASSETS (-0.94%)                                             ($686,779)
                                                                    -----------
NET ASSETS (100.00%)                                                $72,724,148
                                                                    ===========

 *Non-Income Producing Security.

 **The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

 ***Aggregate cost for federal income tax purposes is $65,417,989.

                      Intermediate Fixed Income Portfolio

March 31, 1998

LONG-TERM DEBT SECURITIES
(96.98%)                                              Par Value         Value
--------------------------------------------------------------------------------
CORPORATE BONDS (36.45%)

FINANCE (36.32%)

Automobile  (3.16%) Ford Motor Credit Co.
  6.3750% 04-15-2000                                $     75,000   $     75,453
Ford Motor Credit Medium Term Note
  5.9000% 06-09-1998                                      50,000         50,007
GMAC Medium Term Note
  6.5000% 12-06-2004                                     500,000        505,200
                                                                    -----------
  Total Automobile                                                      630,660
                                                                    -----------
Banks (4.11%)
Banc One Corp.
  7.3750% 12-01-2002                                     780,000        820,116
                                                                    -----------
Consumers (7.76%)
American General Finance
  6.8750% 01-15-2000                                      25,000         25,361
Beneficial Corp. Medium Term Note
Sears Roebuck & Co.
  6.6700% 07-07-2003                                $  1,000,000   $  1,020,577
                                                                    -----------
  Total Consumers                                                     1,548,734
                                                                    -----------
Credit Card (2.59%)
Discover Credit Medium Term Note
  8.3500% 05-06-1999                                     100,000        102,481
Nordstrom Credit Medium Term Note
  7.8900% 02-14-2000                                     400,000        414,067
                                                                    -----------
  Total Credit Card                                                     516,548
                                                                    -----------
Diversified (7.64%)
Associates Corp. of North America
  7.5000% 05-15-1999                                     100,000        101,647
Associates Corp. of North America
Medium Term Notes
  6.3750% 06-01-2000                                      25,000         25,178
  6.8400% 07-03-2001                                     300,000        306,465
Commercial Credit TRV
  6.5000% 06-01-2005                                     300,000        303,379
General Electric Capital
  6.6600% 05-01-2018                                     180,000        182,592
Household Finance Co. Medium Term Note
  7.0000% 09-18-2001                                     600,000        605,039
                                                                    -----------
  Total Diversified                                                   1,524,300
                                                                    -----------
See Accompanying Notes to Financial Statements.
20

Insurance (1.25%)
Allstate Corp.
  5.8750% 06-15-1998                                $    250,000   $    249,978
Leasing Companies (1.01%)
International Lease Finance
  6.2500% 10-15-2000                                     200,000        200,930
Other (8.80%)
Dean Witter Discovry and Co.
  6.2500% 03-15-2000                                      40,000         40,240
Merrill Lynch
  7.0500% 04-15-2003                                     100,000        100,038
Merrill Lynch
Medium Term Note
  7.0500% 06-04-2001                                     375,000        384,549
Morgan Stanley Group
  6.1250% 10-01-2003                                     200,000        198,575
  6.3750% 12-05-2003                                      25,000         25,083
Salomon Smith Barney Holdings
  6.6250% 07-01-2002                                   1,000,000      1,010,702
                                                                    -----------
  Total Other                                                         1,759,187
                                                                    -----------
TOTAL FINANCE                                                         7,250,453
                                                                    -----------
INDUSTRIAL (0.13%)

Automotive (0.13%)
Ford Motor Co.
  7.5000% 11-15-1999                                      25,000         25,559
                                                                    -----------
TOTAL CORPORATE BONDS                                                 7,276,012
                                                                    -----------
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (58.61%)

U.S. TREASURY OBLIGATIONS (58.61%)

Certificate of Accrual
Treasury Securities
  6.5800%* 11-15-1999                                    100,000         91,347
                                                                    -----------
U.S. Treasury Notes
  7.1250% 02-29-2000                                     300,000        308,156
  7.7500% 02-15-2001                                   1,380,000      1,456,332
  7.5000% 11-15-2001                                   1,000,000      1,059,063
  6.6700% 03-31-2002                                   1,000,000      1,033,126
  6.3750% 08-15-2002                                   1,200,000      1,232,251
  6.2500% 02-15-2003                                     350,000        358,532
  5.7500% 08-15-2003                                     800,000        802,750
  7.2500% 05-15-2004                                   1,000,000      1,079,376
  7.2500% 08-15-2004                                   1,250,000      1,352,345
  6.5000% 05-15-2005                                   1,400,000      1,462,126
  6.5000% 08-15-2005                                $  1,400,000   $  1,463,001
                                                                    -----------
  Total U.S. Treasury Notes                                          11,607,058
                                                                    -----------
TOTAL U.S. TREASURY
OBLIGATIONS                                                          11,698,405
                                                                    -----------
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS                                                  $11,698,405
                                                                    -----------
FOREIGN BONDS
(U.S. DOLLAR DENOMINATED) (1.92%)

Hydro Quebec
  7.3750% 02-01-2003                                     125,000        131,222
Ontario Global Bond
  7.3750% 01-27-2003                                     240,000        252,238
                                                                    -----------
TOTAL FOREIGN BONDS                                                     383,460
                                                                    -----------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $18,952,063)                                                  $19,357,877
                                                                    -----------
SHORT-TERM INVESTMENTS
(2.00%)                                               Par Value        Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (2.00%)

General Mills Inc.
  5.2925% 05-18-1998                                $     42,006   $     42,006
Johnson Controls Inc.
  5.2925% 09-28-1998                                     278,679        278,679
Pitney Bowes
  5.2925% 08-03-1998                                      79,785         79,785
                                                                    -----------
TOTAL VARIABLE RATE DEMAND
NOTES (cost $400,470)                                                   400,470
                                                                    -----------
TOTAL SHORT-TERM
INVESTMENTS (cost $400,470)                                            $400,470
                                                                    -----------
TOTAL INVESTMENTS
IN SECURITIES (98.98%)
(cost $19,352,533)***                                               $19,758,347
                                                                    -----------
OTHER ASSETS LESS
LIABILITIES (1.02%)                                                    $202,718
                                                                    -----------
NET ASSETS (100.00%)                                                $19,961,065
                                                                    ===========
 *Bond Equivalent Yield.

 **The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

 ***Aggregate cost for federal income tax purposes is $19,352,533.

See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES

Rainier Investment Management Mutual Funds
March 31, 1998

                                                 Small/Mid                                   Intermediate
                                                 Cap Equity    Core Equity      Balanced     Fixed Income
                                                 Portfolio      Portfolio       Portfolio      Portfolio
                                                ---------------------------------------------------------
ASSETS

Investments in securities at
market value (Note 2)
(cost of $452,886,317, $596,466,478,
$65,348,791 and $19,352,533 respectively)       $522,737,656   $704,535,401   $ 73,410,927   $ 19,758,347
Cash                                                 125,100           --             --             --
Receivables
         Investment securities sold                2,147,307        437,016         22,411           --
         Fund shares sold                            640,147        769,561          5,905           --
         Dividends and interest                      271,938        634,306        430,044        322,117
         Due from Investment Advisor (Note 3)           --             --             --              486
Net deferred organization costs                        5,835          5,835          5,835          5,835
Prepaid expenses                                      59,834         96,643         16,299          6,882
                                                ---------------------------------------------------------
                  Total assets                   525,987,817    706,478,762     73,891,421     20,093,667
                                                ---------------------------------------------------------
LIABILITIES

Payables for investment securities purchased       9,388,550      7,216,602        802,858           --
Fund shares redeemed                                 408,989          4,396           --             --
Distributions to shareholders                           --             --          286,009        107,449
Due to Investment Advisor (Note 3)                   453,666        568,432         55,408           --
Other accrued expenses                                54,521         24,776         22,998         25,153
                                                ---------------------------------------------------------
                  Total liabilities               10,305,726      7,814,206      1,167,273        132,602
                                                ---------------------------------------------------------
Net assets                                      $515,682,091   $698,664,556   $ 72,724,148   $ 19,961,065
                                                =========================================================
COMPOSITION OF
NET ASSETS

         Paid-in capital                        $426,182,627   $563,990,196   $ 62,492,807   $ 19,530,305
         Accumulated undistributed
         net investment income                        35,473        476,171          1,985         13,112
         Accumulated undistributed
         net realized gain on investments         19,612,652     26,129,266      2,167,220         11,834
         Net unrealized appreciation
         on investments                           69,851,339    108,068,923      8,062,136        405,814
                                                ---------------------------------------------------------
Net assets                                      $515,682,091   $698,664,556   $ 72,724,148   $ 19,961,065
                                                =========================================================
Number of shares issued and outstanding
(unlimited shares authorized) no par value        20,690,233     28,318,564      4,333,474      1,603,713
                                                =========================================================
Net asset value per share                       $      24.92   $      24.67   $      16.78   $      12.45
                                                =========================================================

See Accompanying Notes to Financial Statements.
22

                            STATEMENTS OF OPERATIONS

Rainier Investment Management Mutual Funds
For the year ending March 31, 1998

                                                         Small/Mid          Core                         Intermediate
                                                        Cap Equity         Equity         Balanced       Fixed Income
                                                         Portfolio        Portfolio       Portfolio        Portfolio
                                                       ---------------------------------------------------------------
INVESTMENT INCOME

Income
         Dividend income                               $   3,057,094    $   6,006,927   $     479,614    $        --
         Interest income                                     452,685          555,133       1,264,497        1,282,770
                                                       ---------------------------------------------------------------
                  Total income                             3,509,779        6,562,060       1,744,111        1,282,770
                                                       ---------------------------------------------------------------
Expenses
         Investment advisory fees (Note 3)                 2,479,135        3,230,869         370,829          102,469
         Custodian fees                                       81,154          109,726          30,808            5,063
         Administration fees (Note 3)                        176,247          219,235          52,913           40,000
         Fund accounting fees                                 45,426           71,611          26,476           26,363
         Transfer agent fees                                  37,224           44,973          15,571           10,788
         Legal fees                                            7,249           11,701           1,500              748
         Distribution fees (Note 3)                          727,289        1,076,956         132,439           20,488
         Insurance                                             4,521            8,461           1,381              635
         Audit fees                                           17,002           36,091           8,502            8,502
         Miscellaneous fees                                   10,999           16,086           4,811            2,906
         Reports to shareholders                              33,245           48,088           8,623            4,248
         Registration fees                                    61,483           59,533          13,124           10,001
         Trustees fees                                         7,607            7,607           7,573            7,607
         Amortization of deferred organization costs           4,249            4,249           4,249            4,249
                                                       ---------------------------------------------------------------
                  Total expenses                           3,692,830        4,945,186         678,799          244,067
                  Less: expenses reimbursed (Note 3)            --               --           (45,162)        (135,484)
                                                       ---------------------------------------------------------------
                  Net expenses                             3,692,830        4,945,186         633,637          108,583
                                                       ---------------------------------------------------------------
Net investment income (loss)                                (183,051)       1,616,874       1,110,474        1,174,187
                                                       ---------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS

Net realized gain on investments sold                     41,050,081       66,867,764       6,644,465           12,053
Net change in unrealized appreciation
on investments                                            69,643,055      104,559,153       8,026,713          615,125
                                                       ---------------------------------------------------------------
Net gain on investments                                  110,693,136      171,426,917      14,671,178          627,178
                                                       ---------------------------------------------------------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                        $ 110,510,085    $ 173,043,791   $  15,781,652    $   1,801,365
                                                       ===============================================================

See Accompanying Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds


                                                       Small/Mid Cap Equity Portfolio         Core Equity Portfolio
                                                       ----------------------------------------------------------------
                                                       For the fiscal   For the fiscal   For the fiscal   For the fiscal
                                                        year ending      year ending      year ending      year ending
                                                          03/31/98         03/31/97         03/31/98         03/31/97
                                                       ----------------------------------------------------------------
INCREASE IN
NET ASSETS

Operations
         Net investment income (loss)                  ($    183,051)   $     292,102    $   1,616,874    $   1,382,321
         Net realized gain (loss) on
         investments sold                                 41,050,081       16,142,537       66,867,764       30,203,631
         Net change in unrealized appreciation
         (depreciation) on investments                    69,643,055       (3,369,874)     104,559,153       (2,396,132)
                                                       ----------------------------------------------------------------
                  Increase in net assets resulting
                  from operations                        110,510,085       13,064,765      173,043,791       29,189,820
                                                       ----------------------------------------------------------------
Distributions to shareholders
         From net investment income                          (13,604)        (308,354)      (1,469,662)      (1,262,143)
         From net realized gain on investments sold      (31,425,265)     (10,030,448)     (62,718,809)     (13,714,949)
                                                       ----------------------------------------------------------------
                  Total distributions                    (31,438,869)     (10,338,802)     (64,188,471)     (14,977,092)
                                                       ----------------------------------------------------------------
Capital share transactions
         Proceeds from shares sold                       340,494,460       96,287,091      364,293,961      176,244,166
         Net asset value of shares issued on
         reinvestment of distributions                    30,892,800       10,111,612       61,029,604       13,857,557
         Cost of shares redeemed                         (71,117,233)     (52,278,448)     (96,143,437)     (51,350,687)
                                                       ----------------------------------------------------------------
                  Net increase from
                  capital share transactions             300,270,027       54,120,255      329,180,128      138,751,036
                                                       ----------------------------------------------------------------
Net increase in net assets                               379,341,243       56,846,218      438,035,448      152,963,764

NET ASSETS

Beginning of period                                      136,340,848       79,494,630      260,629,108      107,665,344
                                                       ----------------------------------------------------------------
End of period                                          $ 515,682,091    $ 136,340,848    $ 698,664,556    $ 260,629,108
                                                       ================================================================
CHANGE IN SHARES
OUTSTANDING

Shares sold                                               15,058,868        5,221,248       15,990,331        9,611,640
Shares issued on reinvestment of distributions             1,419,060          567,235        2,845,203          776,911
Shares redeemed                                           (3,138,581)      (2,882,015)      (4,261,129)      (2,787,624)
                                                       ----------------------------------------------------------------
                  Net increase in shares outstanding      13,339,347        2,906,468       14,574,405        7,600,927
                                                       ================================================================

24

                                                                                            Intermediate Fixed
                                                             Balanced Portfolio              Income Portfolio
                                                       ------------------------------------------------------------
                                                       For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                                       year ending     year ending     year ending     year ending
                                                         03/31/98        03/31/97        03/31/98        03/31/97
                                                       ------------------------------------------------------------
INCREASE IN
NET ASSETS

Operations
         Net investment income (loss)                  $  1,110,474    $    978,989    $  1,174,187    $    791,019
         Net realized gain (loss) on
         investments sold                                 6,644,465       4,125,731          12,053            (219)
         Net change in unrealized appreciation
         (depreciation) on investments                    8,026,713      (1,187,032)        615,125        (330,754)
                                                       ------------------------------------------------------------
                  Increase in net assets resulting
                  from operations                        15,781,652       3,917,688       1,801,365         460,046
                                                       ------------------------------------------------------------
Distributions to shareholders
         From net investment income                      (1,106,230)       (983,196)     (1,165,960)       (800,647)
         From net realized gain on investments sold      (7,227,079)     (2,897,392)           --            (5,863)
                                                       ------------------------------------------------------------
                  Total distributions                    (8,333,309)     (3,880,588)     (1,165,960)       (806,510)
                                                       ------------------------------------------------------------
Capital share transactions
         Proceeds from shares sold                       24,528,609      28,696,866       4,057,430      10,867,359
         Net asset value of shares issued on
         reinvestment of distributions                    8,173,577       3,801,012       1,159,961         748,944
         Cost of shares redeemed                         (8,056,659)    (23,984,319)     (5,195,120)     (1,706,775)
                                                       ------------------------------------------------------------
                  Net increase from
                  capital share transactions             24,645,527       8,513,559          22,271       9,909,528
                                                       ------------------------------------------------------------
Net increase in net assets                               32,093,870       8,550,659         657,676       9,563,064

NET ASSETS

Beginning of period                                      40,630,278      32,079,619      19,303,389       9,740,325
                                                       ------------------------------------------------------------
End of period                                          $ 72,724,148    $ 40,630,278    $ 19,961,065    $ 19,303,389
                                                       ============================================================
CHANGE IN SHARES
OUTSTANDING

Shares sold                                               1,535,463       1,939,290         325,627         887,089
Shares issued on reinvestment of distributions              533,121         262,719          94,075          61,083
Shares redeemed                                            (487,729)     (1,657,681)       (414,956)       (139,004)
                                                       ------------------------------------------------------------
                  Net increase in shares outstanding      1,580,855         544,328           4,746         809,168
                                                       ============================================================

See Accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report. The calculations are based on a share outstanding for each period.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                                        Small/Mid Cap Equity Portfolio
                                                     -------------------------------------------------------------------
                                                     For the fiscal    For the fiscal    For the fiscal    From 05/10/94
                                                      year ending       year ending       year ending       through
                                                        03/31/98          03/31/97          03/31/96          03/31/95*
                                                     -------------------------------------------------------------------
Net asset value, beginning of period                 $       18.54     $       17.89     $       13.89     $       12.00

Income from investment operations
         Net investment income (loss)                        (0.01)             0.05              0.05              0.10
         Net realized and unrealized
         gain (loss) on investments                           8.71              2.43              5.17              2.18
                                                     -------------------------------------------------------------------
                  Total from investment operations            8.70              2.48              5.22              2.28
                                                     -------------------------------------------------------------------
Distributions
         From net investment income                          (0.01)            (0.06)            (0.06)            (0.07)
         From net realized gains                             (2.31)            (1.77)            (1.16)            (0.32)
                                                     -------------------------------------------------------------------
                  Total distributions                        (2.32)            (1.83)            (1.22)            (0.39)
                                                     -------------------------------------------------------------------
Net asset value, end of period                       $       24.92     $       18.54     $       17.89     $       13.89
                                                     ===================================================================
Total return                                                 48.68%            14.57%            38.38%            19.38%+
                                                     ===================================================================
Net assets at end of period (in 000's)               $     515,682     $     136,341     $      79,495     $      10,120

Ratio of expenses to average net assets
         Before expense reimbursement/recoupment              1.26%             1.33%             1.46%             2.93%++
         After expense reimbursement/recoupment                n/a              1.40%             1.48%             1.48%++
                                                     ===================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                                     (0.06%)            0.27%             0.66%             1.40%++
                                                     ===================================================================
Portfolio turnover rate                                     107.17%           130.54%           151.37%           152.21%
                                                     ===================================================================
Average commission rate paid^                        $      0.0593     $      0.0588     $      0.0562              --
                                                     ===================================================================

26

                                                                             Core Equity Portfolio
                                                     -------------------------------------------------------------------
                                                     For the fiscal    For the fiscal    For the fiscal    From 05/10/94
                                                      year ending       year ending       year ending         through
                                                        03/31/98          03/31/97          03/31/96          03/31/95*
                                                     -------------------------------------------------------------------
Net asset value, beginning of period                 $       18.97     $       17.53     $       13.84     $       12.00
Income from investment operations
         Net investment income (loss)                         0.07              0.13              0.11              0.11
         Net realized and unrealized
         gain (loss) on investments                           8.86              2.86              5.13              2.00
                                                     -------------------------------------------------------------------
                  Total from investment operations            8.93              2.99              5.24              2.11
                                                     -------------------------------------------------------------------
Distributions
         From net investment income                          (0.07)            (0.13)            (0.11)            (0.07)
         From net realized gains                             (3.16)            (1.42)            (1.44)            (0.20)
                                                     -------------------------------------------------------------------
                  Total distributions                        (3.23)            (1.55)            (1.55)            (0.27)
                                                     -------------------------------------------------------------------
Net asset value, end of period                       $       24.67     $       18.97     $       17.53     $       13.84
                                                     ===================================================================
Total return                                                 49.64%            17.88%            38.64%            17.87%+
                                                     ===================================================================
Net assets at end of period (in 000's)               $     698,665     $     260,629     $     107,665     $      20,430
                                                     ===================================================================
Ratio of expenses to average net assets
         Before expense reimbursement/recoupment              1.14%             1.18%             1.30%             1.86%++
         After expense reimbursement/recoupment                n/a              1.22%             1.29%             1.29%++
                                                     ===================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                                      0.37%             0.74%             1.07%             1.25%++
                                                     ===================================================================
Portfolio turnover rate                                     119.88%           146.12%           138.02%           133.18%
                                                     ===================================================================
Average commission rate paid^                        $      0.0587     $      0.0591     $      0.0575              --
                                                     ===================================================================

*  Commencement of operations 05/10/94
+  Not Annualized.
++ Annualized
^ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                                             Balanced Portfolio
                                                     ----------------------------------------------------------------
                                                     For the fiscal   For the fiscal   For the fiscal   From 05/10/94
                                                      year ending      year ending      year ending        through
                                                       03/31/98         03/31/97         03/31/96         03/31/95*
                                                     ----------------------------------------------------------------
Net asset value, beginning of period                 $      14.76     $      14.53     $      12.96     $      12.00
Income from investment operations
         Net investment income (loss)                        0.35             0.37             0.38             0.30
         Net realized and unrealized
         gain (loss) on investments                          4.46             1.28             2.82             1.13
                                                     ---------------------------------------------------------------
                  Total from investment operations           4.81             1.65             3.20             1.43
                                                     ---------------------------------------------------------------
Distributions
         From net investment income                         (0.35)           (0.37)           (0.37)           (0.31)
         From net realized gains                            (2.44)           (1.05)           (1.26)           (0.16)
                                                     ---------------------------------------------------------------
                  Total distributions                       (2.79)           (1.42)           (1.63)           (0.47)
                                                     ---------------------------------------------------------------
Net asset value, end of period                       $      16.78     $      14.76     $      14.53     $      12.96
                                                     ===============================================================
Total return                                                34.57%           11.83%           25.58%           12.23%+
                                                     ===============================================================
Net assets at end of period (in 000's)               $     72,724     $     40,630     $     32,080     $     13,724
                                                     ===============================================================
Ratio of expenses to average net assets
         Before expense reimbursement/recoupment             1.28%            1.31%            1.50%            2.29%++
         After expense reimbursement/recoupment              1.19%            1.19%            1.19%            1.19%++
                                                     ===============================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                                     2.09%            2.50%            2.76%            3.04%++
                                                     ===============================================================
Portfolio turnover rate                                    102.98%          133.68%          114.85%           92.40%
                                                     ===============================================================
Average commission rate paid^                        $     0.0589     $     0.0576     $     0.0587             --
                                                     ===============================================================

28

                                                                         Intermediate Fixed Income Portfolio
                                                     -----------------------------------------------------------------------
                                                     For the fiscal     For the fiscal     For the fiscal      From 05/10/94
                                                       year ending        year ending        year ending          through
                                                        03/31/98           03/31/97           03/31/96           03/31/95*
                                                     -----------------------------------------------------------------------
Net asset value, beginning of period                 $        12.08     $        12.33     $        12.00     $        12.00
Income from investment operations
         Net investment income (loss)                          0.71               0.65               0.70               0.57
         Net realized and unrealized
         gain (loss) on investments                            0.37              (0.25)              0.34               --
                                                     -----------------------------------------------------------------------
                  Total from investment operations             1.08               0.40               1.04               0.57
                                                     -----------------------------------------------------------------------
Distributions
         From net investment income                           (0.71)             (0.64)             (0.70)             (0.57)
         From net realized gains                               --                (0.01)             (0.01)              --
                                                     -----------------------------------------------------------------------
                  Total distributions                         (0.71)             (0.65)             (0.71)             (0.57)
                                                     -----------------------------------------------------------------------
Net asset value, end of period                       $        12.45     $        12.08     $        12.33     $        12.00
                                                     =======================================================================
Total return                                                   9.11%              3.35%              8.85%              4.92%+
                                                     -----------------------------------------------------------------------
Net assets at end of period (in 000's)               $       19,961     $       19,303     $        9,740     $        6,370
                                                     =======================================================================
Ratio of expenses to average net assets
         Before expense reimbursement/recoupment               1.19%              1.53%              2.17%              2.44%++
         After expense reimbursement/recoupment                0.55%              0.95%              0.95%              0.95%++
                                                     =======================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                                       5.73%              5.42%              5.69%              5.57%++
                                                     =======================================================================
Portfolio turnover rate                                       15.99%              8.37%             15.49%              5.21%
                                                     =======================================================================
Average commission rate paid^                                  --                 --                 --                 --
                                                     =======================================================================

*  Commencement of operations 05/10/94.
+  Not Annualized.
++ Annualized.
^ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
March 31, 1998

Note 1.  Organization

   Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

Note 2.  Significant Accounting Policies

   The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

   A) Security Valuation: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the year ending March 31, 1998.

   B) Security Transactions, Dividends and Distributions: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

   C) Federal Income Taxes: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the paid-in capital, undistributed net investment income and undistributed net realized gain (loss) on invesment accounts.

   D) Deferred Organization Costs: Organization costs of $22,375 have been capitalized for each Fund as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

   E) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of income and expenses at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.  Investment Management Fee and Other Transactions with Affiliates

   A) Investment Management Agreement: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agree-
30
ment, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio              0.85%
Core Equity Portfolio                       0.75%
Balanced Portfolio                          0.70%
Intermediate Fixed Income Portfolio         0.50%

   For the fiscal year beginning April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

   Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio              1.48%
Core Equity Portfolio                       1.29%
Balanced Portfolio                          1.19%
Intermediate Fixed Income Portfolio         0.55%

   These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement may be terminated by either party upon 60 days' written notice.

   B) Distribution Plan: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

   For the fiscal year beginning April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

   C) Administrative Services Agreement: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

Note 4.  Purchases and Sales of Securities

   The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the year ending March 31, 1998 were as follows:

Fund                         Purchases          Sales
Small/Mid Cap
Equity Portfolio           $566,942,330     $307,328,413
Core Equity Portfolio       769,162,392      509,596,016
Balanced Portfolio           63,627,906       50,612,097
Intermediate Fixed
Income Portfolio              3,045,916        1,215,691

   The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $3,630,629 and $3,723,925, respectively, and sold $718,063 and $1,511,407, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

   The  aggregate   unrealized   appreciation   and  depreciation  of  portfolio
securities at March 31, 1998, based on costs for federal income tax purposes were as follows:

                     Gross             Gross             Net
                   Unrealized        Unrealized       Unrealized
Fund              Appreciation      Depreciation     Appr./(Depr.)
Small/Mid
Cap Equity        $81,356,150       $11,863,399      $69,492,751
Core Equity       117,963,974        10,378,547      107,585,427
Balanced            8,729,845           736,907        7,992,938
Intermediate
Fixed Income          411,059             5,245          405,814

Note 5.  Related Party Transactions

   Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $4,000 per year plus $1,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Rainier Investment Management Mutual Funds

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rainier Investment Management Mutual Funds (comprised of Small/Mid Cap Equity, Core Equity, Balanced and Intermediate Fixed Income Portfolios), as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Rainier Investment Management Mutual Funds as of March 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.


                                             /s/ KPMG Peat Marwich LLP

Seattle, Washington
May 11, 1998

                     "DIRECTORY OF FUNDS" SERVICE PROVIDERS

Investment Advisor
Rainier Investment Management, Inc.,(R) 601 Union Street, Suite 2801, Seattle, WA 98101

Distributor
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

Administrator
Investment Company Administration Corporation, 2020 E. Financial Way, Suite 100, Glendora, CA 91741

Custodian, Transfer Agent and Fund Accountant
Firstar Trust Company, 615 E. Michigan Street, Milwaukee, WI 53202

Independent Auditors
KPMG Peat Marwick LLP, 3100 Two Union  Square,  601 Union  Street,  Seattle,  WA
98101

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, CA 94104
32

                               Index Descriptions
                               ------------------

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.1 to $198.3 billion, $1.1 to $8.0 billion, and $171.1 million to $1.1 billion, respectively, as of May 31, 1997.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.
                                                                              33